Annual Total Returns - High Yield Strategy Fund (Class H) [BarChart] - Class H - High Yield Strategy Fund - Class H	Aug. 01, 2021
Bar Chart Table:
2011	3.18%
2012	13.68%
2013	11.64%
2014	2.59%
2015	(0.26%)
2016	10.09%
2017	6.11%
2018	(0.97%)
2019	14.08%
2020	(0.18%)